Stone Ridge Reinsurance
Risk Premium Fund

Stone Ridge High Yield
Reinsurance Risk Premium Fund

Supplement
to
Prospectus
dated
January 24, 2013

Effective March 21, 2013 each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund will re-open to all investors.

March 21, 2013